Basis of Presentation (Tables)	11 Months Ended
Dec. 29, 2013
Basis of Presentation [Abstract]
Condensed Financial Statements
The following represents the condensed financial information for Merger Subsidiary for the period February 8, 2013 to April 28, 2013 and as at April 28, 2013:

Hawk Acquisition Sub, Inc. (Successor)

Condensed Statement of Operations
For the Period from February 8, 2013 through April 28, 2013

February 8 - April 28, 2013
(In thousands)
Merger related costs	$19,713
Operating loss	(19,713)
Unrealized loss on derivative instrument	(65,294)
Interest Expense, net	(10,743)
Loss from continuing operations before income tax	(95,750)
Benefit from income taxes	37,842
Net loss	$(57,908)

Condensed Balance Sheet
Hawk Acquisition Sub, Inc. (Successor)

Condensed Balance Sheet
As of April 28, 2013

April 28, 2013
(In thousands)
Cash	$3,011,750
Other assets	125,231
Total assets	$3,136,981

Notes payable	$3,100,000
Other liabilities	94,889
Total liabilities	3,194,889
Shareholder's deficit	(57,908)
Total liabilities and shareholder's deficit	$3,136,981